UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY DEFICIT - Founder Spac [Member] - USD ($)	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Jun. 30, 2021	$ 791	$ 24,209	$ (8,529)	$ 16,471
Ending balance, shares at Jun. 30, 2021	7,906,250
Ending balance, value at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Beginning balance, shares at Apr. 25, 2021
Issuance of Class B ordinary shares to sponsor	$ 791	24,209		25,000
Issuance of Class B ordinary shares to sponsor, shares	7,906,250
Net loss			(8,529)	(8,529)
Ending balance, value at Jun. 30, 2021	$ 791	24,209	(8,529)	16,471
Ending balance, shares at Jun. 30, 2021	7,906,250
Balances at April 26, 2021 (inception) at Apr. 25, 2021
Beginning balance, shares at Apr. 25, 2021
Issuance of Class B ordinary shares to sponsor		24,209		25,000
Net loss			915,705	915,705
Ending balance, value at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Ending balance, shares at Dec. 31, 2021	7,906,250
Net loss			(570,351)	(570,351)
Ending balance, value at Mar. 31, 2022	$ 791		(10,141,756)	(10,140,965)
Ending balance, shares at Mar. 31, 2022	7,906,250
Balances at April 26, 2021 (inception) at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Beginning balance, shares at Dec. 31, 2021	7,906,250
Ending balance, value at Jun. 30, 2022	$ 791		(10,381,827)	(10,381,036)
Ending balance, shares at Jun. 30, 2022	7,906,250
Balances at April 26, 2021 (inception) at Dec. 31, 2021	$ 791		(9,571,405)	(9,570,614)
Beginning balance, shares at Dec. 31, 2021	7,906,250
Balances at April 26, 2021 (inception) at Mar. 31, 2022	$ 791		(10,141,756)	(10,140,965)
Beginning balance, shares at Mar. 31, 2022	7,906,250
Net loss			(240,071)	(240,071)
Ending balance, value at Jun. 30, 2022	$ 791		$ (10,381,827)	$ (10,381,036)
Ending balance, shares at Jun. 30, 2022	7,906,250